Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Sep. 28, 2016
MFS® Aggressive Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAAGX
MFS® Aggressive Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAALX
MFS® Aggressive Growth Allocation Fund | 529A
Prospectus:
Trading Symbol	EAGTX
MFS® Aggressive Growth Allocation Fund | 529B
Prospectus:
Trading Symbol	EBAAX
MFS® Aggressive Growth Allocation Fund | 529C
Prospectus:
Trading Symbol	ECAAX
MFS® Aggressive Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBAGX
MFS® Aggressive Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCAGX
MFS® Aggressive Growth Allocation Fund | I
Prospectus:
Trading Symbol	MIAGX
MFS® Aggressive Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAAFX
MFS® Aggressive Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MAWAX
MFS® Aggressive Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAAHX
MFS® Conservative Allocation Fund | A
Prospectus:
Trading Symbol	MACFX
MFS® Conservative Allocation Fund | R4
Prospectus:
Trading Symbol	MACJX
MFS® Conservative Allocation Fund | 529A
Prospectus:
Trading Symbol	ECLAX
MFS® Conservative Allocation Fund | 529B
Prospectus:
Trading Symbol	EBCAX
MFS® Conservative Allocation Fund | 529C
Prospectus:
Trading Symbol	ECACX
MFS® Conservative Allocation Fund | B
Prospectus:
Trading Symbol	MACBX
MFS® Conservative Allocation Fund | C
Prospectus:
Trading Symbol	MACVX
MFS® Conservative Allocation Fund | I
Prospectus:
Trading Symbol	MACIX
MFS® Conservative Allocation Fund | R1
Prospectus:
Trading Symbol	MACKX
MFS® Conservative Allocation Fund | R2
Prospectus:
Trading Symbol	MCARX
MFS® Conservative Allocation Fund | R3
Prospectus:
Trading Symbol	MACNX
MFS® Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAGWX
MFS® Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAGJX
MFS® Growth Allocation Fund | 529A
Prospectus:
Trading Symbol	EAGWX
MFS® Growth Allocation Fund | 529B
Prospectus:
Trading Symbol	EBGWX
MFS® Growth Allocation Fund | 529C
Prospectus:
Trading Symbol	ECGWX
MFS® Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBGWX
MFS® Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCGWX
MFS® Growth Allocation Fund | I
Prospectus:
Trading Symbol	MGWIX
MFS® Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAGMX
MFS® Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MGALX
MFS® Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAGEX
MFS® International Diversification Fund | A
Prospectus:
Trading Symbol	MDIDX
MFS® International Diversification Fund | R4
Prospectus:
Trading Symbol	MDITX
MFS® International Diversification Fund | B
Prospectus:
Trading Symbol	MDIFX
MFS® International Diversification Fund | C
Prospectus:
Trading Symbol	MDIGX
MFS® International Diversification Fund | I
Prospectus:
Trading Symbol	MDIJX
MFS® International Diversification Fund | R1
Prospectus:
Trading Symbol	MDIOX
MFS® International Diversification Fund | R2
Prospectus:
Trading Symbol	MDIKX
MFS® International Diversification Fund | R3
Prospectus:
Trading Symbol	MDIHX
MFS® Managed Wealth Fund | A
Prospectus:
Trading Symbol	MNWAX
MFS® Managed Wealth Fund | B
Prospectus:
Trading Symbol	MNWBX
MFS® Managed Wealth Fund | C
Prospectus:
Trading Symbol	MNWCX
MFS® Managed Wealth Fund | I
Prospectus:
Trading Symbol	MNWIX
MFS® Managed Wealth Fund | R1
Prospectus:
Trading Symbol	MNWRX
MFS® Managed Wealth Fund | R2
Prospectus:
Trading Symbol	MNWSX
MFS® Managed Wealth Fund | R3
Prospectus:
Trading Symbol	MNWTX
MFS® Managed Wealth Fund | R4
Prospectus:
Trading Symbol	MNWUX
MFS® Moderate Allocation Fund | A
Prospectus:
Trading Symbol	MAMAX
MFS® Moderate Allocation Fund | R4
Prospectus:
Trading Symbol	MAMJX
MFS® Moderate Allocation Fund | 529A
Prospectus:
Trading Symbol	EAMDX
MFS® Moderate Allocation Fund | 529B
Prospectus:
Trading Symbol	EBMDX
MFS® Moderate Allocation Fund | 529C
Prospectus:
Trading Symbol	ECMAX
MFS® Moderate Allocation Fund | B
Prospectus:
Trading Symbol	MMABX
MFS® Moderate Allocation Fund | C
Prospectus:
Trading Symbol	MMACX
MFS® Moderate Allocation Fund | I
Prospectus:
Trading Symbol	MMAIX
MFS® Moderate Allocation Fund | R1
Prospectus:
Trading Symbol	MAMFX
MFS® Moderate Allocation Fund | R2
Prospectus:
Trading Symbol	MARRX
MFS® Moderate Allocation Fund | R3
Prospectus:
Trading Symbol	MAMHX